SHAREHOLDERS' EQUITY (Schedule of Information about Options Outstanding) (Details)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding | shares	1,855,809
Weighted average remaining contractual life (years)	7 years 8 months 19 days
Weighted average exercise price	$ 3.48
Options exercisable | shares	1,103,932
Weighted average exercise price of options exercisable	$ 3.27
Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	1.30
Maximum exercise price	$ 1.30
Options Outstanding | shares	74,322
Weighted average remaining contractual life (years)	3 years 2 months 23 days
Weighted average exercise price	$ 1.30
Options exercisable | shares	74,322
Weighted average exercise price of options exercisable	$ 1.30
Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	2.11
Maximum exercise price	$ 2.25
Options Outstanding | shares	502,671
Weighted average remaining contractual life (years)	5 years 11 months 27 days
Weighted average exercise price	$ 2.18
Options exercisable | shares	502,671
Weighted average exercise price of options exercisable	$ 2.18
Range Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	3.30
Maximum exercise price	$ 6.04
Options Outstanding | shares	1,278,816
Weighted average remaining contractual life (years)	8 years 7 months 28 days
Weighted average exercise price	$ 4.09
Options exercisable | shares	526,939
Weighted average exercise price of options exercisable	$ 4.58